OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total administrative expenses	$ 192	$ 239	$ 185
Salaries And Social Security Charges [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	65	64	58
Employees Benefits [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	8	11	10
Defined Benefit Plan [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	8	19	18
Fees And Compensation For Services [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	54	39	29
Compensation Agreements [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	14	61	37
Directors And Syndics Fees [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	6	6	7
Property Plant And Equipment Depreciations [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	9	8	7
Maintenances [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	3	3	2
Transport And Per Diem [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	2	2	2
Rental And Insurance [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	1	3	1
Surveillance And Security [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	1	2	1
Taxes Rates And Contributions [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	14	14	8
Communications [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	1	1	1
Other [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	$ 6	$ 6	$ 4